Cover	Feb. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2025
Entity File Number	001-38249
Entity Registrant Name	LIVEONE, INC.
Entity Central Index Key	0001491419
Entity Tax Identification Number	98-0657263
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	269 South Beverly Drive
Entity Address, Address Line Two	Suite 1450
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	310
Local Phone Number	601-2505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	LVO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false